Expenses	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Expenses
Expenses
Losses on claims, net, operating expenses and other expenses for the years ended December 31 were comprised as follows:

	2019			2018
	Insurance and reinsurance companies(1)	Non-insurance companies(2)	Total	Insurance and reinsurance companies(1)	Non-insurance companies(2)	Total
Losses and loss adjustment expenses	8,401.5	—	8,401.5	7,545.9	—	7,545.9
Non-insurance companies' cost of sales	—	3,474.1	3,474.1	—	2,653.2	2,653.2
Wages and salaries	1,263.2	801.4	2,064.6	1,241.2	688.5	1,929.7
Depreciation, amortization and impairment charges(3)	233.8	377.7	611.5	184.6	166.3	350.9
Employee benefits	326.7	121.8	448.5	309.5	103.3	412.8
Premium taxes	223.9	—	223.9	210.9	—	210.9
Information technology costs	163.1	29.9	193.0	155.9	24.5	180.4
Audit, legal and tax professional fees	137.0	52.3	189.3	136.4	40.2	176.6
Non-insurance companies' marketing costs	—	108.5	108.5	—	102.7	102.7
Share-based payments to directors and employees	89.1	13.4	102.5	78.4	11.2	89.6
Short-term and low value lease costs(3)	17.5	60.5	78.0	—	—	—
Loss on repurchase of long term debt (note 15)(2)	—	23.7	23.7	—	58.9	58.9
Restructuring costs	3.8	3.2	7.0	25.9	9.5	35.4
Operating lease costs(3)	—	—	—	93.5	159.6	253.1
Administrative expense and other	304.8	390.4	695.2	285.9	211.5	497.4
	11,164.4	5,456.9	16,621.3	10,268.1	4,229.4	14,497.5

(1)	Total expense of the insurance and reinsurance companies is comprised of losses on claims, net and operating expenses as presented in the consolidated statement of earnings.

(2)
Other expenses as presented in the consolidated statement of earnings is comprised of cost of sales and operating expenses of the non-insurance companies, and loss on repurchase of long term debt of the holding company.

(3)	Reflects the adoption of IFRS 16 as described in note 3. Leases are presented in note 22.